Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000
Previously Paid Amount	0
Total Fee Amount	43.50
Net Fee	$ 43.50
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A